SHORT-TERM INVESTMENTS - Amortized cost, gross unrealized gain, estimated fair value (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Held-to-maturity investments
Amortized Cost	¥ 2,000	¥ 45,000
Estimated Fair value	2,000	45,000
Available-for-sale investments
Amortized Cost	84,500	117,000
Gross unrealized gain in accumulated other comprehensive income	1,152	854
Estimated Fair value	¥ 85,652	¥ 117,854